TRANSACTIONS AND BALANCES WITH RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of transactions between related parties [abstract]
Schedule of Key Management Compensation
Key management compensation

Key management personnel are the senior management of the Company and the members of the Company's Board of Directors.

	New Israeli Shekels
	Year ended December 31
	2015	2016	2017
Key management compensation expenses comprised	In millions

Salaries and short-term employee benefits	23	22	21
Long term employment benefits	4	3	3
Employee share-based compensation expenses	4	17	11
	31	42	35

	New Israeli Shekels
	December 31,
	2016	2017
Statement of financial position items - key management	In millions

Current liabilities:	10	11
Non-current liabilities:	12	11

Schedule of Balances and Transactions with PHI
Balances and transactions with PHI (see also note 9):

	New Israeli Shekels
	Year ended December 31
	2016	2017
	In millions
Cost of revenues	(2)	45

	New Israeli Shekels
	December 31,
	2016	2017
	In millions
Deferred expenses - Right of use	41	95
Current assets (liabilities)	(5)	(43)
Non-current assets (liabilities)		(7)